Income Taxes	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 21 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

The Company is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Ostin BVI is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Ostin HK and Austin Optronics are established in Hong Kong and are subject to statutory income tax rate at 16.5%.

The PRC subsidiaries of the Company are subject to statutory income tax rate at 25%.

The Company’s main operating subsidiary in PRC was certified as a High and New Technology Enterprise (“HNTE”) and enjoys a preferential tax rate of 15% since 2013, and the HNTE certificate needs to be renewed every three years. The subsidiary was eligible for a 15% preferential tax rate for the years ended September 30, 2024, 2023 and 2022, and the Company has renewed its HNTE certificate in December 2022 and thus its validity extends to December 2025.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended September 30, 2024, 2023 and 2022, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2024.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2024, 2023 and 2022 as follows:

	For the years ended September 30,
	2024	2023	2022
Income before taxes excluded the amounts of loss incurring entities	$12	$15,201	$4,936,803
PRC EIT tax rates	25%,20%,15%	25%,20%,15%	25%,15%
Tax at the PRC EIT tax rates	$3	$3,040	$740,521
Tax effect of R&D expenses deduction	(262,311)	-	(618,891)
Tax effect of deferred tax recognized	-	616,763	106,775
Effect of preferential tax of PRC subsidiary	-	(2,413)	-
Tax effect of non-deductible expenses	285,460	(390,066)	98,538
Income tax expense	$23,152	$227,324	$326,942

Income taxes for the years ended September 30, 2024, 2023 and 2022 are attributed to the Company’s continuing operations in China and consisted of:

	For the years ended September 30,
	2024	2023	2022
Current income tax	$33,219	$(354,476)	$118,905
Deferred income tax	(10,067)	581,800	208,037
Total income tax expense	$23,152	$227,324	$326,942

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of September 30, 2024 and 2023 are presented below:

	September 30, 2024	September 30, 2023
Deferred tax assets:
Bad debt allowance	$174,644	$82,312
Inventory impairment provision	254,864	216,892
Other deductible temporary difference	(267,944)	(143,805)
Net operating loss carry-forward	463,628	445,937
	(625,192)	(601,336)
Total	$-	$-

As of September 30, 2024 and 2023, allowance for the deferred tax assets was $625,192 and 601,336, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, Management believes that as of September 30, 2024, it is possible that the Company may not realize the benefits of these deductible differences.